PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 765,655	R$ 554,666	R$ 789,519
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	64,725	(26,359)	(91,272)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	700,930	581,025	880,791
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	3,464,617	3,467,219	4,102,059
Difference from change in actuarial assumptions	(301,750)
Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,969,220	2,066,175	2,238,700
Difference from change in actuarial assumptions	(143,157)
Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,495,397	R$ 1,401,044	R$ 1,863,359
Difference from change in actuarial assumptions	(158,593)
Based on prior-year actuarial assumptions | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(3,766,367)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(2,112,377)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ (1,653,990)